[logo] PIONEER Investments(R)




April 1, 2010



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:    Pioneer Series Trust I (the "Trust")
       (File Nos. 333-108472 and 811-21425)
       CIK No. 0001257951

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of Class A, Class B, Class C and Class Y shares of Pioneer Oak Ridge Small Cap Growth Fund; the offering of Class A, Class C, Class R and Class Y shares of Pioneer Oak Ridge Large Cap Growth Fund; and the offering of Class A, Class C and Class Y shares of Pioneer Select Mid Cap Growth Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 15 to the Trust's registration statement on Form N-1A, filed electronically with the Commission on March 29, 2010 (Accession No. 0001257951-10-000009).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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